CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

Schedule of Investments						January 31, 2022 (unaudited)
						Shares			Fair Value
104.07%	PURCHASED OPTIONS
			Number
				of	Notional			Expiration
	Description		Contracts		Amount	Price		Date		Value
104.07%	CALL OPTIONS
	SPDR S&P 500
	ETF Trust . . .	.	. .	10	$ 449,910	$392.39		02/17/22		$58,109
	SPDR S&P 500
	ETF Trust . . .	.	. .	10	449,910	397..26		03/17/22		55,737
	SPDR S&P 500
	ETF Trust . . .	.	. .	10	449,910	416..07		04/21/22		41,372
	SPDR S&P 500
	ETF Trust . . .	.	. .	10	449,910	422..11		06/16/22		41,669
	SPDR S&P 500
	ETF Trust . . .	.	. .	10	449,910	434..55		07/21/22		34,266
	SPDR S&P 500
	ETF Trust . . .	.	. .	10	449,910	439..18		08/18/22		34,461
	SPDR S&P 500
	ETF Trust . . .	.	. .	10	449,910	447..88		09/22/22		31,049
	SPDR S&P 500
	ETF Trust . . .	.	. .	10	449,910	452..41		10/20/22		30,479
	SPDR S&P 500
	ETF Trust . . .	.	. .	10	449,910	468..14		11/17/22		24,017
	SPDR S&P 500
	ETF Trust . . .	.	. .	9	404,919	470..60		12/22/22		21,716
	SPDR S&P 500
	ETF Trust . . .	.	. .	124	5,578,884	0..01		11/16/23		5,476,765
	. . . . .TOTAL CALL OPTIONS PURCHASED					. . .	. . . . .	. . . . .	.	5,849,640. . . .

104.07%	TOTAL PURCHASED OPTIONS				. . . . . . . . .	. . . . . . . . ..			. . 5,849,640. . . . . . .

104.07%	TOTAL INVESTMENTS .			. . . . . .	. . . . . . . . . . .	. . . . . . . . . 5,849,640. . . . . . . .
(4.07%)	Liabilities, in excess of other assets .. .. .. .. .. .. ..					.. .. ..	.. .. .. .. .. ..	.. .. .. .. .. .. .. .. ..		(228,775)
100.00%	NET ASSETS . .				. . . . . . . .
		. . .	. . . .	. . . . . .		. . . . . . . . $.5,620,865. . . . . . .

1

QUARTERLY REPORT

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

Schedule of Investments - continued						January 31, 2022 (unaudited)
(4.58%)	OPTIONS WRITTEN
		Number
			of		Notional	Exercise	Expiration
	Description	Contracts			Amount	Price	Date	Value
(4.58%)	CALL OPTIONS
	SPDR S&P 500 ETF
	Trust . . . . . . . .	.	.	.20	$(899,820)	$432.24	02/16/22	$ (41,583)
	SPDR S&P 500 ETF
	Trust . . . . . . . .	.	.	.20	(899,820)	436..01	03/16/22	(45,011)
	SPDR S&P 500 ETF
	Trust . . . . . . . .	.	.	.20	(899,820)	453..05	04/21/22	(28,606)
	SPDR S&P 500 ETF
	Trust . . . . . . . .	.	.	.20	(899,820)	455..84	06/16/22	(34,954)
	SPDR S&P 500 ETF
	Trust . . . . . . . .	.	.	.20	(899,820)	469..70	07/21/22	(23,173)
	SPDR S&P 500 ETF
	Trust . . . . . . . .	.	.	.20	(899,820)	476..14	08/18/22	(22,308)
	SPDR S&P 500 ETF
	Trust . . . . . . . .	.	.	.20	(899,820)	485..21	09/22/22	(19,133)
	SPDR S&P 500 ETF
	Trust . . . . . . . .	.	.	.20	(899,820)	489..13	10/20/22	(19,125)
	SPDR S&P 500 ETF
	Trust . . . . . . . .	.	.	.20	(899,820)	508..06	11/17/22	(11,908)
	SPDR S&P 500 ETF
	Trust . . . . . . . .	.	.	.20	(899,820)	511..79	12/22/22	(11,517)

TOTAL CALL OPTIONS WRITTEN . . . . . . . . . . . . . . . . . . . . . .(257,318). . . . . .

(4.58%) TOTAL OPTIONS WRITTEN . . . . . . . . . . . . . . . . . . . . . . . .$(257,318. . . . .) . . .

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

2

QUARTERLY REPORT

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

Schedule of Investments - continued	January 31, 2022 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

	Level 1		Level 2	Level 3
			Other
			Significant	Significant
	Quoted		Observable	Unobservable
	Prices		Inputs	Inputs	Total
PURCHASED OPTIONS . . . .	. $. .	—	$5,849,640	$—	$5,849,640

TOTAL INVESTMENTS . . . . .	. . .	—	5,849,640	—	5,849,640

OPTIONS WRITTEN . . . . . . . .	.$ . .	—	$(257,318)	$—	$(257,318)

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2022..

At January 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.. Cost of securities for Federal income tax purpose is $5,711,829 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	. . . . .	.$	.	144,471. .
Gross unrealized depreciation	. . . . .	.	.	(263,978). .
. .Net unrealized appreciation . .	. . . . . $. .(119,507.				)

3

QUARTERLY REPORT